3. PATENTS (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule for Patents
	March 31, 2015	March 31, 2014
Patents	$157,442	$157,442
Patents pending and trademarks	54,203	54,203
Accumulated amortization	(108,320)	(99,156)
	$103,325	$112,489